Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Predecessor Convertible Preferred Stock Series Seed	Predecessor Convertible Preferred Stock Series A	Predecessor Common Stock	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit	Predecessor	Successor Convertible Preferred Stock Series A	Successor Convertible Preferred Stock Series B	Successor Convertible Preferred Stock Series C	Successor Common Stock Series A	Successor Additional Paid-in Capital	Successor Accumulated Deficit	Successor Stock Subscriptions Receivable	Successor	Convertible Preferred Stock Series Seed	Convertible Preferred Stock Series A	Common Stock Class A Phoenix Biotech Acquisition Corp	Common Stock Class B Phoenix Biotech Acquisition Corp	Common Stock	Additional Paid-in Capital Phoenix Biotech Acquisition Corp	Additional Paid-in Capital	Accumulated Deficit Phoenix Biotech Acquisition Corp	Accumulated Deficit	Series A	Phoenix Biotech Acquisition Corp	Total
Balance at Dec. 31, 2021															$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 897		$ 541,872	$ (7,670,412)	$ (23,971,128)		$ (7,669,865)	$ (23,428,359)
Balance (in Shares) at Dec. 31, 2021															5,155,703	22,764,764	885,000	4,596,250	8,974,421
Issuance of common stock from exercise of stock options																			$ 7		5,618					5,625
Issuance of common stock from exercise of stock options (in Shares)																			70,312
Stock based compensation expense																					381,070					381,070
Accretion for Class A Common Stock Subject to Redemption																						(2,662,553)			(2,662,553)
Net loss																						(667,736)	(11,829,116)		(667,736)	(11,829,116)
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 904	$ 928,560	$ (35,800,244)	$ (34,870,780)									$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)		(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	9,044,733												5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options			$ 2	5,165		5,167
Issuance of common stock from exercise of stock options (in Shares)			16,666
Stock based compensation expense				28,144		28,144
Net loss					(2,438,330)	(2,438,330)
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 906	961,869	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	9,061,399
Balance at Dec. 31, 2022	$ 4,077,560	$ 38,023,784	$ 904	928,560	(35,800,244)	(34,870,780)									$ 4,077,560	$ 38,023,784	$ 88	$ 459	$ 904		928,560	(11,000,701)	(35,800,244)		(11,000,154)	(34,870,780)
Balance (in Shares) at Dec. 31, 2022	5,155,703	22,764,764	9,044,733												5,155,703	22,764,764	885,000	4,596,250	9,044,733
Issuance of common stock from exercise of stock options																			$ 3		5,763					$ 5,766
Issuance of common stock from exercise of stock options (in Shares)																			24,166							24,166
Stock based compensation expense																					96,896					$ 96,896
Accretion for Class A Common Stock Subject to Redemption																						(606,346)			(606,346)
Excise tax liability accrued for Class A common stock redemptions																						(56,389)			(56,389)
Conversion of Class B common stock to Class A common stock																	$ 459	$ (459)
Conversion of Class B common stock to Class A common stock (in Shares)																	4,596,250	(4,596,250)
Net loss																						(2,536,233)	(7,289,577)		(2,536,233)	(7,289,577)
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 907	1,031,219	(43,089,821)	(42,057,695)									$ 4,077,560	$ 38,023,784	$ 547		$ 907		1,031,219	(14,199,669)	(43,089,821)		(14,199,122)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	9,068,899												5,155,703	22,764,764	5,481,250		9,068,899
Balance at Mar. 31, 2023	$ 4,077,560	$ 38,023,784	$ 906	961,869	(38,238,574)	(37,275,799)
Balance (in Shares) at Mar. 31, 2023	5,155,703	22,764,764	9,061,399
Issuance of common stock from exercise of stock options			$ 1	599		600
Issuance of common stock from exercise of stock options (in Shares)			7,500
Stock based compensation expense				27,276		27.276
Net loss					(2,092,507)	(2,092,507)
Balance at Jun. 30, 2023	$ 4,077,560	$ 38,023,784	$ 907	989,744	(40,331,081)	(39,340,430)
Balance (in Shares) at Jun. 30, 2023	5,155,703	22,764,764	9,068,899
Stock based compensation expense				23,498		23,498
Net loss					(1,349,347)	(1,349,347)
Balance at Sep. 30, 2023	$ 4,077,560	$ 38,023,784	$ 907	1,013,243	(41,824,639)	(40,810,489)
Balance (in Shares) at Sep. 30, 2023	5,155,703	22,764,764	9,068,899
Balance at Dec. 31, 2023	$ 4,077,560	$ 38,023,784	$ 907	1,031,219	(43,089,821)	(42,057,695)									$ 4,077,560	$ 38,023,784	$ 547		$ 907		$ 1,031,219	$ (14,199,669)	$ (43,089,821)		$ (14,199,122)	$ (42,057,695)
Balance (in Shares) at Dec. 31, 2023	5,155,703	22,764,764	9,068,899												5,155,703	22,764,764	5,481,250		9,068,899
Stock based compensation expense				4,431		4,431
Net loss					(572,211)	(572,211)
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 907	1,035,650	(43,662,032)	(42,625,475)	$ 8,937,852			$ 1,452	$ 53,898,434	$ (63,185,641)	$ (2,000,000)	$ (2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	9,068,899				10,039			14,531,847
Issuance of Series B shares sold to investors								$ 500,000					(500,000)
Issuance of Series B shares sold to investors (in Shares)								626
Stock based compensation expense											96,289			96,289
Net loss												(1,727,483)		(1,727,483)
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000		$ 1,452	53,994,723	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626		14,531,847
Balance at Feb. 13, 2024	$ 4,077,560	$ 38,023,784	$ 907	$ 1,035,650	$ (43,662,032)	$ (42,625,475)	$ 8,937,852			$ 1,452	53,898,434	(63,185,641)	(2,000,000)	(2,347,903)
Balance (in Shares) at Feb. 13, 2024	5,155,703	22,764,764	9,068,899				10,039			14,531,847
Conversion of Class B common stock to Class A common stock																								$ 1,555,000
Balance at Sep. 30, 2024							$ 1,972,727	$ 360,000	$ 1,249,999	$ 14,753	66,363,448	(71,589,745)	(2,073,607)	(3,702,425)
Balance (in Shares) at Sep. 30, 2024							3,075	486	2,583	147,542,572
Balance at Mar. 31, 2024							$ 8,937,852	$ 500,000		$ 1,452	53,994,723	(64,913,124)	(2,500,000)	(3,979,097)
Balance (in Shares) at Mar. 31, 2024							10,039	626		14,531,847
Cash received for Series B stock subscription													500,000	500,000
Issuance of Series A shares for rounding purchases							$ 1,875				128			2,003
Issuance of Series A shares for rounding purchases (in Shares)							3
Issuance of common stock for Arena Equity Line of Credit (ELOC)										$ 35	499,965			500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) (in Shares)										345,566
Purchases of shares of Common Stock under Keystone ELOC, net										$ 786	1,699,327		(194,971)	1,505,142
Purchases of shares of Common Stock under Keystone ELOC, net (in Shares)										7,860,351
Stock based compensation expense											1,388,738			1,388,738
Net loss												(2,448,654)		(2,448,654)
Balance at Jun. 30, 2024							$ 8,939,727	$ 500,000		$ 2,273	57,582,881	(67,361,778)	(2,194,971)	(2,531,868)
Balance (in Shares) at Jun. 30, 2024							10,042	626		22,737,764
Purchases of shares of Common Stock under Keystone ELOC, net										$ 1,300	1,704,431		194,971	1,900,702
Purchases of shares of Common Stock under Keystone ELOC, net (in Shares)										12,997,921
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants							$ 38,000				(38,000)		38,000	38,000
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants (in Shares)							38
Issuance of common stock for Keystone ELOC										$ 161	(161)
Issuance of common stock for Keystone ELOC (in Shares)										1,613,944
Issuance of shares of Common Stock on conversion of Series A Preferred Stock							$ (7,005,000)			$ 10,895	6,994,105
Issuance of shares of Common Stock on conversion of Series A Preferred Stock (in Shares)							(7,005)			108,948,903
Issuance of shares of Common Stock on conversion of Series B Preferred Stock								$ (140,000)		$ 124	139,876
Issuance of shares of Common Stock on conversion of Series B Preferred Stock (in Shares)								(140)		1,244,040
Issuance of shares of Series C Preferred Stock sold to investors, net									$ 1,249,999		(434,428)		(111,607)	703,964
Issuance of shares of Series C Preferred Stock sold to investors, net (in Shares)									2,853
Stock based compensation expense											414,744			414,744
Conversion of Class B common stock to Class A common stock (in Shares)																								38
Net loss												(4,227,967)		(4,227,967)
Balance at Sep. 30, 2024							$ 1,972,727	$ 360,000	$ 1,249,999	$ 14,753	$ 66,363,448	$ (71,589,745)	$ (2,073,607)	$ (3,702,425)
Balance (in Shares) at Sep. 30, 2024							3,075	486	2,583	147,542,572